UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue
         Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     February 04, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $288,877 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    14963   225000 SH                              225000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    44850   500000 SH                              500000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1244    20000 SH  PUT                          20000        0        0
DEERE & CO                     COM              244199105     2161    25000 SH                               25000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    19515   375000 SH                              375000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7760   625000 SH  CALL                        625000        0        0
EXXON MOBIL CORP               COM              30231G102    17310   200000 SH                              200000        0        0
HOME DEPOT INC                 COM              437076102    30925   500000 SH                              500000        0        0
INTEL CORP                     COM              458140100    16496   800000 SH                              800000        0        0
MCDONALDS CORP                 COM              580135101    13232   150000 SH                              150000        0        0
MEDTRONIC INC                  COM              585055106     8204   200000 SH                              200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6835   100000 SH                              100000        0        0
PEABODY ENERGY CORP            COM              704549104     9314   350000 SH                              350000        0        0
POTASH CORP SASK INC           COM              73755L107    14242   350000 SH                              350000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8101    50000 SH                               50000        0        0
WALGREEN CO                    COM              931422109     9253   250000 SH                              250000        0        0
WAL-MART STORES INC            COM              931142103    23881   350000 SH                              350000        0        0
WAL-MART STORES INC            COM              931142103    15194   650000 SH  CALL                        650000        0        0
YAHOO INC                      COM              984332106    13777   692300 SH                              692300        0        0
YUM BRANDS INC                 COM              988498101    11620   175000 SH                              175000        0        0